Additional cash flow information	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Additional cash flow information
33. Additional cash flow information
In the cash flow statement, proceeds from sale of property, plant and equipment comprise:

All figures in £ millions	2023	2022

Net book amount	6	9

(Loss)/profit on sale of property, plant and equipment	(1)	5

Proceeds from sale of property, plant and equipment	5	14
The movements in the Group’s current and
non-current
borrowings are as follows:

All figures in £ millions	2022	Fair value and other movements	Foreign exchange movements	Financing cash flows	Transfer from non- current to current	New leases/ disposal of leases	2023
Financial liabilities

Non-current borrowings	1,155	(2)	(15)	–	(80)	42	1,100

Current borrowings	66	10	(18)	(84)	80	(1)	53

Total	1,221	8	(33)	(84)	–	41	1,153

All figures in £ millions	2021	Fair value and other movements	Foreign exchange movements	Financing cash flows	Transfer from non- current to current	New leases/ disposal of leases	2022
Financial liabilities

Non-current borrowings	1,245	(14)	61	(76)	(92)	31	1,155

Current borrowings	157	(10)	16	(188)	92	(1)	66

Total	1,402	(24)	77	(264)	–	30	1,221
Non-current
borrowings include bonds, derivative financial instruments and leases. Current borrowings include loans repayable within
one year, derivative financial instruments and leases, but exclude overdrafts classified within cash and cash equivalents.